Information by Segment - Summary of Segment Disclosure for Company's Condensed Consolidated Income Statements (Parenthetical) (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) [1]	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)	Jun. 30, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of operating segments [line items]
Revenue	$ 3,828	$ 88,341	$ 94,444
Total assets	11,780		257,839	$ 271,901	$ 257,839
Total liabilities	$ 6,326		128,154	146,018	128,154
Mexico and central America segment [member]
Disclosure of operating segments [line items]
Total assets			147,374	165,541
Total liabilities			95,694	120,242
South America segment [member]
Disclosure of operating segments [line items]
Total assets			110,465	106,360
Total liabilities			32,460	25,776
Mexico [member] | Mexico and central America segment [member]
Disclosure of operating segments [line items]
Revenue		43,571	45,049
Total assets				145,232	130,047
Total liabilities				115,360	91,427
Brazil [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue		25,374	28,777
Total assets				76,580	82,667
Total liabilities				17,404	24,103
Colombia [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue		5,779	6,409
Total assets				17,331	16,518
Total liabilities				3,783	4,154
Argentina [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue		2,890	3,774
Total assets				5,799	5,341
Total liabilities				1,537	1,637
Uruguay [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue		$ 1,394	$ 1,653
Total assets				6,650	5,939
Total liabilities				$ 3,052	$ 2,566

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3